Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Disclosure of non-current assets held for sale and discontinued operations
Includes certain real property assets located in Argentina which the Board of Directors are committed to sale in the short-term.

	December 31, 2021	December 31, 2020
Property and equipment held for sale	302,108	341,034

TOTAL	302,108	341,034

Schedule Of Impairment Loss On Non Current Assets Held For Sale	The impairment loss for non-current assets held for sale is reported below:

	December 31, 2021	December 31, 2020
Real estate held for sale - Fisherton	(38,924)	—

TOTAL	(38,924)	—